10-Q Failed sale and leaseback arrangements - Leaseback Obligations - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Sale leaseback arrangement, impairment loss	$ 0.0	$ 0.4	$ 0.9	$ 18.9	$ 0.2